DISCONTINUED OPERATION (Detail 1) - Tanker business [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Summary Of Cash Flows From Discontinued Operations [Line Items]
Cash generated from operating activities	$ 21,902
Cash generated from investing activities	962
Cash used in financing activities	$ (25,949)